FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report as of the end of semiannual period:   /  /    (a)
                           or fiscal year: 12/31/96  (b)

Is this a transition report? (Y or N): N

Is this an amendment to a previous filing? (Y or N): N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A)  Registrant Name:   AMERICAN  GENERAL  LIFE  INSURANCE  COMPANY  SEPARATE
                         ACCOUNT D

  B)  File Number:       811-2441

  C)  Telephone Number:  (713) 831-3633


2.A)  Street: POST OFFICE BOX 4382

  B)  City: HOUSTON         C) State: TEXAS D) Zip Code: 77210 Zip Ext.: 9869

  E)  Foreign Country:                     Foreign Postal Code:


3. Is this the first filing on this form by the Registrant?(Y or N) -------- N

4. Is this the last filing on this form by the Registrant?(Y or N) --------- N

5. Is Registrant a small business investment company (SBIC)?(Y or N) ------- N [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)?(Y or N) -------------------- Y [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A) Is Registrant a series or multiple portfolio company?(Y or N) [If answer is "N" (No), go to item 8.] ----------------------------------

   B) How many separate series or portfolios did Registrant have at the end of the period? ------------------------------------------------------

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For period ending 12/31/96
File number 811-2441

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1.USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILING ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                Is this the
                                                                last filing
     Series                   Series Name                     for this series?
  ------------   -----------------------------------------    ----------------

       1                                                            (Y/N)


(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

                                       2

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For period ending 12/31/96
File number 811-2441

UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:

     B. [/] File Number (If any):

     C: [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                  Foreign Postal Code:


111. A. [/] Depositor Name:

     B. [/] File Number (If any):

     C: [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                  Foreign Postal Code:


112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C: [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                  Foreign Postal Code:


112. A. [/] Sponsor Name:

     B. [/] File Number (If any):

     C: [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                  Foreign Postal Code:

                                      47

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For period ending 12/31/96
File number 811-2441

113. A. [/] Trustee Name:

     B. [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                 Foreign Postal Code:

113. A. [/] Trustee Name:

     B. [/] City:                   State:       Zip Code:        Zip Ext.:

        [/] Foreign Country:                 Foreign Postal Code:

114. A. [/] Principal Underwriter Name:

     B: [/] File Number: 8-

     C: [/] City:                    State:      Zip Code:        Zip Ext.:

        [/] Foreign County:                  Foreign Postal Code:

114. A. [/] Principal Underwriter Name:

     B: [/] File Number: 8-

     C: [/] City:                    State:      Zip Code:        Zip Ext.:

        [/] Foreign County:                  Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

     B: [/] City:                    State:      Zip Code:        Zip Ext.:

        [/] Foreign Country:                 Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:

     B: [/] City:                    State:      Zip Code:        Zip Ext.:

        [/] Foreign Country:                 Foreign Postal Code:

                                      48

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For period ending 12/31/96
File number 811-2441

116. Family of investment companies information:

     A. [/] Is   Registrant   part  of  a  family  of  investment ----------  Y
            companies?(Y/N)

     B. [/] Identify the family in 10 letters A G L S P A C T A D
                                              - - - - - - - - - -
            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117. A. [/] Is Registrant a separate account of an insurance company?(Y/N)---

If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts?(Y/N) --------------------------------

     C. [/] Scheduled premium variable life contracts?(Y/N) -----------------

     D. [/] Flexible premium variable life contracts?(Y/N) ------------------

     E. [/] Other types of insurance products registered under the Securities Act of 1933?(Y/N) ---------------------------------------------------

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 ------------------------------------------------------------ 26

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period -------------------------------------------------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted) ------------------------------------------------- $

121. [/]  State the  number of series  for which a current  prospectus
          was     in     existence     at     the     end    of    the
          period ---------------------------------------------------------- 22

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period. -------------------------------------- 26

                                  49

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For period ending 12/31/96
File number 811-2441

123. [/] State the total value of the additional units considered in answering item 122($000's omitted) ------------------------- $64,065

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ------------------------------------------- $

125. [/]  State  the total  dollar  amount  of sales  loads  collected
          (before reallowances to brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current  period  solely from the sale of units of all series
          of Registrant ($000's omitted) ----------------------------- $   699

126.      Of the  amount  shown in item 125,  state  the total  dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any,  collected on units of a prior series  placed in the
          portfolio of a subsequent series.)($000's omitted) --------- $     0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                               Number         Total Assets       Total Income
                                             of Series          ($000's          Distributions
                                             Investing          omitted)       ($000's omitted)
                                             ---------        ------------     ----------------
A. U.S. Treasury direct issue____________    _________        $___________        $___________

B. U.S. Government agency________________    _________        $___________        $___________

C. State and municipal tax-free__________    _________        $___________        $___________

D. Public utility debt___________________    _________        $___________        $___________

E. Brokers or dealer debt or debt
   of brokers' or dealers' parent________    _________        $___________        $___________

F. All other corporate intermed. &
   long-term debt________________________    _________        $___________        $___________

G. All other corporate short-term
   debt__________________________________    _________        $___________        $___________

H. Equity securities of brokers or
   dealers or parents of brokers or
   dealers_______________________________    _________        $___________        $___________

I. Investment company equity
   securities____________________________    _________        $___________        $___________

                                                26              541,987
J. All other equity securities___________    _________        $___________        $___________

K. Other securities______________________    _________        $___________        $___________


L. Total assets of all series of                26              541,987
   registrant____________________________    _________        $___________        $___________

                                  50

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For period ending 12/31/96
File number 811-2441

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N) -------------------------

          [If answer is "N" (No), go to item 131.]


129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N) ------------

          [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) --------


131.      Total expenses  incurred by all series of Registrant  during the current reporting period ($000's) ----------------------  $7,355

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

          811-_______          811-_______          811-_______          811-_______          811-_______

                                  51
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                              SIGNATURES

     This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this the 26th day of February, 1997.



                    AMERICAN GENERAL LIFE INSURANCE
                    COMPANY SEPARATE ACCOUNT D

                    By: /s/ ROBERT F. HERBERT, JR.
                    -------------------------------------------------
                    Robert F. Herbert, Jr.
                    Senior Vice President and Chief Financial Officer


Witness: /s/ STEVEN A. GLOVER
         -------------------------
         Steven A. Glover
         Associate General Counsel